Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2014 Trademarks [Member] USD ($)	Sep. 30, 2014 Trademarks [Member] CNY	Dec. 31, 2013 Trademarks [Member] USD ($)	Dec. 31, 2013 Trademarks [Member] CNY	Dec. 31, 2012 Trademarks [Member] CNY	Sep. 30, 2014 Customer Relationships [Member] USD ($)	Sep. 30, 2014 Customer Relationships [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] CNY	Dec. 31, 2012 Customer Relationships [Member] CNY	Sep. 30, 2014 Websites [Member] USD ($)	Sep. 30, 2014 Websites [Member] CNY	Dec. 31, 2013 Websites [Member] CNY	Dec. 31, 2012 Websites [Member] CNY	Sep. 30, 2014 Domain Names [Member] USD ($)	Sep. 30, 2014 Domain Names [Member] CNY	Dec. 31, 2013 Domain Names [Member] USD ($)	Dec. 31, 2013 Domain Names [Member] CNY	Dec. 31, 2012 Domain Names [Member] CNY	Sep. 30, 2014 Licensing Agreements [Member] USD ($)	Sep. 30, 2014 Licensing Agreements [Member] CNY	Dec. 31, 2013 Licensing Agreements [Member] USD ($)	Dec. 31, 2013 Licensing Agreements [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		108,593		108,496	106,230		68,310		68,310	68,310		9,050	9,050	9,050		27,000	27,000	27,000		1,870		1,870	1,870		2,363		2,266
Accumulated Amortization		(67,714)		(63,135)	(56,885)		(28,463)		(25,047)	(20,493)		(9,050)	(9,050)	(8,145)		(27,000)	(27,000)	(27,000)		(1,870)		(1,714)	(1,247)		(1,331)		(324)
Net Carrying Value	$ 6,660	40,879	$ 7,493	45,361	49,345	$ 6,492	39,847	$ 7,146	43,263	47,817	$ 0	0		905	$ 0	0			$ 0	0	$ 26	156	623	$ 168	1,032	$ 321	1,942